SHARE-BASED COMPENSATION - PSU Rollforward (Details) - PSUs	12 Months Ended
	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares
SHARE-BASED COMPENSATION
Outstanding, beginning	260,000	481,500
Exercises		(221,500)
Outstanding, ending	260,000	260,000
Vested, ending	260,000	260,000
Outstanding, Weighted Average Fair Value, beginning | $	$ 0.98	$ 0.83
Exercises, Weighted Average Fair Value | $		0.65
Outstanding, Weighted Average Fair Value, ending | $	$ 0.98	$ 0.98
Vested, Weighted Average Fair Value, ending | $ / shares	$ 0.98	$ 0.98